TCW FUNDS, INC.

Supplement Dated November 1, 2010 to the Prospectus

Dated February 8, 2010 (As Amended May 1, 2010)

On page 12 under the heading “TCW Growth Fund — Fees and Expenses of the Fund”, the Shareholder Fees Table and Expense Example are deleted and replaced with the following:

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	15.19%	15.16%
Total annual fund operating expenses	15.94%	16.16%
Fee Waiver [and/or Expense Reimbursement][1]	14.95%	15.17%
Net Expenses	0.99%	0.99%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then your redeem all your shares at the end of those periods. The example also assumes that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 year	3 years	5 years	10 years
I	$101	$315	$547	$1,213
N	$101	$315	$547	$1,213

[1]

The contractual fee waiver/expense reimbursement is for the period November 1, 2010 through October 31, 2011. At the conclusion of the one year period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

On page 15 under the heading “TCW Growth Equities Fund — Fees and Expenses of the Fund”, the Shareholder Fees Table and Expense Example are deleted and replaced with the following:

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.52%	1.13%
Total annual fund operating expenses	1.52%	2.38%
Fee Waiver [and/or Expense Reimbursement][1]	0.32%	1.18%
Net Expenses	1.20%	1.20%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then your redeem all your shares at the end of those periods. The example also assumes that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 year	3 years	5 years	10 years
I	$122	$381	$660	$1,455
N	$122	$381	$660	$1,455

[1]

The contractual fee waiver/expense reimbursement is for the period May 1, 2010 through April 30, 2011. At the conclusion of the one year period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

FUNDp1110

On page 18 under the heading “TCW Large Cap Growth Fund — Fees and Expenses of the Fund”, the Shareholder Fees Table and Expense Example are deleted and replaced with the following:

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.65%	0.65%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.74%	1.44%
Total annual fund operating expenses	1.39%	2.34%
Fee Waiver [and/or Expense Reimbursement][1]	0.01%	0.96%
Net Expenses	1.38%	1.38%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then your redeem all your shares at the end of those periods. The example also assumes that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 year	3 years	5 years	10 years
I	$140	$437	$755	$1,657
N	$140	$437	$755	$1,657

[1]

The contractual fee waiver/expense reimbursement is for the period November 1, 2010 through October 31, 2011. At the conclusion of the one year period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

On page 24 under the heading “TCW Relative Value Small Cap Fund — Fees and Expenses of the Fund”, the Shareholder Fees Table and Expense Example are deleted and replaced with the following:

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.90%	0.90%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	1.35%	0.87%
Total annual fund operating expenses	2.25%	2.02%
Fee Waiver [and/or Expense Reimbursement][1]	0.90%	0.67%
Net Expenses	1.35%	1.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then your redeem all your shares at the end of those periods. The example also assumes that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 year	3 years	5 years	10 years
I	$137	$428	$739	$1,624
N	$137	$428	$739	$1,624

[1]

The contractual fee waiver/expense reimbursement is for the period November 1, 2010 through October 31, 2011. At the conclusion of the one year period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

On page 33 under the heading “TCW Value Opportunities Fund — Fees and Expenses of the Fund”, the Shareholder Fees Table and Expense Example are deleted and replaced with the following:

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.80%	0.80%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.24%	0.49%
Total annual fund operating expenses	1.04%	1.54%
Fee Waiver [and/or Expense Reimbursement][1]	—	0.15%
Net Expenses	—	1.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then your redeem all your shares at the end of those periods. The example also assumes that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 year	3 years	5 years	10 years
I	$106	$331	$574	$1,271
N	$142	$440	$761	$1,669

[1]

The contractual fee waiver/expense reimbursement is for the period November 1, 2010 through October 31, 2011. At the conclusion of the one year period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

On page 38 under the heading “TCW Core Fixed Income Fund — Fees and Expenses of the Fund”, the Shareholder Fees Table and Expense Example are deleted and replaced with the following:

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.40%	0.40%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.22%	0.20%
Total annual fund operating expenses	0.62%	0.85%
Fee Waiver [and/or Expense Reimbursement][1]	0.18%	0.07%
Net Expenses	0.44%	0.78%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then your redeem all your shares at the end of those periods. The example also assumes that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 year	3 years	5 years	10 years
I	$45	$141	$246	$555
N	$80	$249	$433	$966

[1]

The contractual fee waiver/expense reimbursement is for the period November 1, 2010 through October 31, 2011. At the conclusion of the one year period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

On page 44 under the heading “TCW High Yield Bond Fund — Fees and Expenses of the Fund”, the Shareholder Fees Table and Expense Example are deleted and replaced with the following:

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.29%	0.29%
Total annual fund operating expenses	1.04%	1.29%
Fee Waiver [and/or Expense Reimbursement][1]	—	0.09%
Net Expenses	—	1.20%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then your redeem all your shares at the end of those periods. The example also assumes that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 year	3 years	5 years	10 years
I	$106	$331	$574	$1,271
N	$122	$381	$660	$1,455

[1]

The contractual fee waiver/expense reimbursement is for the period November 1, 2010 through October 31, 2011. At the conclusion of the one year period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

On page 47 under the heading “TCW Short Term Bond Fund — Fees and Expenses of the Fund”, the Shareholder Fees Table and Expense Example are deleted and replaced with the following:

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Share Class
I
Management fees	0.50%
Distribution and/or service (12b-1) fees	None
Other expenses	0.24%
Total annual fund operating expenses	0.74%
Fee Waiver [and/or Expense Reimbursement][1]	0.30%
Net Expenses	0.44%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then your redeem all your shares at the end of those periods. The example also assumes that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 year	3 years	5 years	10 years
I	$45	$141	$246	$555

[1]

The contractual fee waiver/expense reimbursement is for the period November 1, 2010 through October 31, 2011. At the conclusion of the one year period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

On page 50 under the heading “TCW Total Return Bond Fund — Fees and Expenses of the Fund”, the Shareholder Fees Table and Expense Example are deleted and replaced with the following:

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.50%	0.50%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.11%	0.12%
Total annual fund operating expenses	0.61%	0.87%
Fee Waiver [and/or Expense Reimbursement][1]	0.17%	0.13%
Net Expenses	0.44%	0.74%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then your redeem all your shares at the end of those periods. The example also assumes that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 year	3 years	5 years	10 years
I	$45	$141	$246	$555
N	$76	$237	$411	$918

[1]

The contractual fee waiver/expense reimbursement is for the period November 1, 2010 through October 31, 2011. At the conclusion of the one year period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

On page 53 under the heading “TCW Conservative Allocation Fund — Fees and Expenses of the Fund”, the Shareholder Fees Table and Expense Example are deleted and replaced with the following:

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	None	None
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	3.28%	30.79%
Estimated acquired fund fees and expenses	0.74%	0.74%
Total annual fund operating expenses[1]	4.02%	31.78%
Fee Waiver [and/or Expense Reimbursement][2]	3.15%	30.91%
Net Expenses	0.87%	0.87%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then your redeem all your shares at the end of those periods. The example also assumes that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 year	3 years	5 years	10 years
I	$89	$278	$482	$1,073
N	$89	$278	$482	$1,073

[1]

In addition to the “Other Expenses” which the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund’s estimated indirect expenses from investing in the underlying funds are based on its average invested balance in each underlying fund as shown in the table. Certain of the underlying funds’ expenses reflect fee reductions and waivers.

[2]

The contractual fee waiver/expense reimbursement is for the period November 1, 2010 through October 31, 2011. At the conclusion of the one year period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

On page 53 under the heading “TCW Conservative Allocation Fund — Principal Investment Strategies”, the following sentences are added to the end of paragraph one:

The Fund will also invest in the Metropolitan West Intermediate Bond, Metropolitan West High Yield Bond and

Metropolitan West Asset Management LLC, investment advisor to the Metropolitan West Funds and the Fund’s Advisor are affiliates by reason of each being a wholly-owned subsidiary of the TCW Group, Inc.

On page 56 under the heading “TCW Moderate Allocation Fund — Fees and Expenses of the Fund”, the Shareholder Fees Table and Expense Example are deleted and replaced with the following:

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	None	None
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	9.37%	41.92%
Estimated acquired fund fees and expenses	0.92%	0.92%
Total annual fund operating expenses[1]	10.29%	43.09%
Fee Waiver [and/or Expense Reimbursement][2]	9.31%	42.11%
Net Expenses	0.98%	0.98%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then your redeem all your shares at the end of those periods. The example also assumes that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 year	3 years	5 years	10 years
I	$100	$312	$542	$1,201
N	$100	$312	$542	$1,201

[1]

In addition to the “Other Expenses” which the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund’s estimated indirect expenses from investing in the underlying funds are based on its average invested balance in each underlying fund as shown in the table. Certain of the underlying funds’ expenses reflect fee reductions and waivers.

[2]

The contractual fee waiver/expense reimbursement is for the period November 1, 2010 through October 31, 2011. At the conclusion of the one year period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

On page 56 under the heading “TCW Moderate Allocation Fund — Principal Investment Strategies”, the following sentences are added to the end of paragraph one:

The Fund will also invest in the Metropolitan West Intermediate Bond, Metropolitan West High Yield Bond and

Metropolitan West Asset Management LLC, investment advisor to the Metropolitan West Funds and the Fund’s Advisor are affiliates by reason of each being a wholly-owned subsidiary of the TCW Group, Inc.

On page 60 under the heading “TCW Aggressive Allocation Fund — Fees and Expenses of the Fund”, the Shareholder Fees Table and Expense Example are deleted and replaced with the following:

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	None	None
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	15.42%	57.28%
Estimated acquired fund fees and expenses	0.95%	0.95%
Total annual fund operating expenses[1]	16.37%	58.48%
Fee Waiver [and/or Expense Reimbursement][2]	14.94%	57.05%
Net Expenses	1.43%	1.43%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then your redeem all your shares at the end of those periods. The example also assumes that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 year	3 years	5 years	10 years
I	$146	$452	$782	$1,713
N	$146	$452	$782	$1,713

[1]

In addition to the “Other Expenses” which the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund’s estimated indirect expenses from investing in the underlying funds are based on its average invested balance in each underlying fund as shown in the table. Certain of the underlying funds’ expenses reflect fee reductions and waivers.

[2]

The contractual fee waiver/expense reimbursement is for the period November 1, 2010 through October 31, 2011. At the conclusion of the one year period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

On page 60 under the heading “TCW Aggressive Allocation Fund — Principal Investment Strategies”, the following sentences are added to the end of paragraph one:

The Fund will also invest in the Metropolitan West Intermediate Bond, Metropolitan West High Yield Bond and Metropolitan West Asset Management LLC, investment advisor to the Metropolitan West Funds and the Fund’s Advisor are affiliates by reason of each being a wholly-owned subsidiary of the TCW Group, Inc.

On page 64, under the heading “Tax Information”, the paragraph is deleted and the following paragraph substituted:

If your shares are not held in a tax-deferred account Fund distributions are subject to federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE USE.